USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.3%
	AEROSPACE & DEFENSE - 24.0%
510,425	BAE Systems plc	$ 6,008,965
12,700	Northrop Grumman Corporation	5,788,660
57,958	Raytheon Technologies Corporation	5,677,566
		17,475,191
	BEVERAGES - 29.7%
15,000	Carlsberg A/S - Series B	2,397,423
14,000	Constellation Brands, Inc., Class A	3,445,820
24,500	Diageo plc - ADR	4,250,260
50,000	Duckhorn Portfolio, Inc. (The)(a)	648,500
45,000	Heineken N.V.	4,624,728
40,000	Molson Coors Beverage Company, Class B	2,633,600
16,500	Pernod Ricard S.A.	3,644,260
		21,644,591
	BIOTECH & PHARMA - 0.0%(b)
8,333	Mind Medicine MindMed, Inc. (a)	29,749

	GAMING REITS - 1.9%
28,322	Gaming and Leisure Properties, Inc.	1,372,484

	LEISURE FACILITIES & SERVICES - 25.8%
60,000	DraftKings, Inc., Class A(a)	1,594,200
22,500	Evolution A.B.	2,849,192
10,000	Flutter Entertainment plc - ADR(a)	1,014,700
755,000	Galaxy Entertainment Group Ltd. (a)	4,788,591
21,000	Las Vegas Sands Corporation(a)	1,218,000
1,400,000	Melco International Development Ltd. (a)	1,300,660
75,000	Penn Entertainment, Inc. (a)	1,802,250
850,000	Sands China Ltd. (a)	2,896,241
1,474,600	Wynn Macau Ltd. (a)	1,341,740
		18,805,574
	LEISURE PRODUCTS - 2.5%
65,000	Vista Outdoor, Inc. (a)	1,798,550

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares						Fair Value
	COMMON STOCKS — 96.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 1.4%
140,000	GEO Group, Inc. (The) (a)					$ 1,002,400

	TOBACCO & CANNABIS - 11.0%
25,000	Altria Group, Inc.					1,132,500
93,000	British American Tobacco plc - ADR					3,087,600
27,000	Canopy Growth Corporation(a) (c)					10,473
280,000	Cronos Group, Inc. (a) (c)					551,600
33,500	Philip Morris International, Inc.					3,270,270
						8,052,443

	TOTAL COMMON STOCKS (Cost $52,725,143)					70,180,982

	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
1,426,644	First American Treasury Obligations Fund, Class X, 5.03% (Cost $1,426,644)(d)					1,426,644

	COLLATERAL FOR SECURITIES LOANED — 0.3%
198,730	First American Treasury Obligations Fund, Class X, 5.03% (Cost $198,730) (d) (e)					198,730

Contracts(f)
	PUT OPTIONS PURCHASED - 0.0% (b)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0% (b)
50	S&P Emini S&P 500 Index	ADM	10/31/2023	$ 3,450	$ 8,625,000	27,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $83,750)

	TOTAL INVESTMENTS - 98.6% (Cost $54,434,267)					$ 71,833,856
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%					1,071,892
	NET ASSETS - 100.0%					$ 72,905,748

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

ADM	ADM Investor Services, Inc.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $179,791 at June 30, 2023.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(e)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. The collateral had a value of $198,730 at June 30, 2023.
(f)	Each contract allows the holder to buy/sell 50 shares of the underlying security.